Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129656
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%	10.38%		8.32%
Without Sales Load [Member] | C000129657
Average Annual Return [Line Items]
Average Annual Return, Percent	21.96%	10.13%		8.06%
Without Sales Load [Member] | C000169039
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%	10.59%	10.78%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	10.68%		8.28%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	10.68%		8.28%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	10.68%	10.59%